Inventories	12 Months Ended
Mar. 31, 2012
Inventories

4.    Inventories

Inventories at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Finished products	¥9,992	¥7,158	$87,091
Work in process	10,756	10,078	122,618
Raw materials and supplies	4,731	4,885	59,436

Total	¥25,479	¥22,121	$269,145